Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	May 31, 2017	Aug. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ (500,781)	$ (547,639)	$ (1,558,209)	$ (1,776,366)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	18,507	23,400	60,280	71,952
Teekay Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	9,211	13,554	33,429	38,472
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	9,296	9,429	26,851	28,075
Teekay Tankers
Segment Reporting Information [Line Items]
Ownership percentage					50.00%
Initial ownership percentage						50.00%
Teekay Tankers | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	417	0	5,405
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	(72,022)	(77,832)	(195,883)	(258,662)
Teekay Parent | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	$ 0	$ 0